PROPERTY AND EQUIPMENT (Details Narrative)	3 Months Ended
	Nov. 30, 2024 USD ($) Integer	Nov. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Equipment not in service	$ 4,124,565
Depreciation expense	$ 130,625	$ 222,530
ASIC Miners [Member]
Property, Plant and Equipment [Line Items]
Units purchased | Integer	3,000
Equipment not in service	$ 1,035,000